UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04893

THE TAIWAN FUND, INC.

(Exact name of registrant as specified in charter)

c/o STATE STREET BANK AND TRUST COMPANY

2 AVENUE DE LAFAYETTE, P.O. BOX 5049

BOSTON, MA 02206-5049

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

State Street Bank and Trust Company Attention: Tracie A. Coop, Secretary 4 Copley Place, 5th Floor Boston, MA 02116	Leonard B. Mackey, Jr., Esq. Clifford Chance US LLP 31 West 52nd Street New York, New York 10019

Registrant’s telephone number, including area code: (877) 864-5056

Date of fiscal year end: August 31

Date of reporting period: November 30, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS

THE TAIWAN FUND, INC.

Schedule of Investments/November 30, 2012 (Showing Percentage of Net Assets) (unaudited)

	SHARES	US $ VALUE (NOTE 2)
COMMON STOCKS – 97.6%
CONSTRUCTION — 19.1%
Building Material and Construction Industry — 19.1%
Acter Co., Ltd.	941,179	3,725,325
Goldsun Development & Construction Co., Ltd.	11,314,980	4,264,440
Hung Poo Real Estate Development Corp.	4,929,873	4,895,258
King’s Town Construction Co., Ltd. #	4,474,764	4,551,156
Ruentex Development Co., Ltd.	4,315,082	8,213,122
Taiwan Land Development Corp. #*	8,681,129	3,301,661

TOTAL CONSTRUCTION		28,950,962

ELECTRIC AND MACHINERY — 4.9%
Electric Machinery Industry — 4.9%
Good Friend International Holdings, Inc., TDR #	4,145,000	1,312,521
Yungtay Engineering Co., Ltd.	3,274,000	6,152,695

TOTAL ELECTRIC AND MACHINERY		7,465,216

ELECTRONICS — 28.2%
Communications and Internet Industry — 2.9%
Wistron NeWeb Corp.	2,753,046	4,415,638

Computer and Peripheral Equipment Industry — 4.5%
Advantech Co., Ltd.	1,808,100	6,752,215

Electronic Parts/Components Industry — 4.8%
King Slide Works Co., Ltd.	570,000	3,315,551
Taiflex Scientific Co., Ltd.	3,452,821	3,981,190

		7,296,741

Electronic Products Distribution Industry — 8.8%
WT Microelectronics Co., Ltd. #	10,901,900	13,358,148

Optoelectronics Industry — 0.7%
GeoVision, Inc.	254,669	1,047,461

Other Electronic Industry —4.9%
Aurora Corp. #	4,060,000	6,218,421
Tatung Co., Ltd. *	4,770,897	1,175,728

		7,394,149

Semiconductor Industry — 1.6%
MPI Corp.	1,448,000	2,407,187

TOTAL ELECTRONICS		42,671,539

FINANCE — 5.0%
Financial and Insurance Industry — 5.0%
Union Bank of Taiwan #*	7,807,280	2,767,777
Yuanta Financial Holding Co., Ltd.	9,631,900	4,873,302

TOTAL FINANCE		7,641,079

HEALTHCARE — 8.3%
Healthcare Industry — 8.3%
Pacific Hospital Supply Co., Ltd.	1,345,456	3,964,034

	SHARES	US $ VALUE (NOTE 2)
HEALTHCARE —(continued)
YungShin Global Holding Corp. #	6,146,000	8,524,946

TOTAL HEALTHCARE		12,488,980

OTHERS — 2.1%
Other Industry — 2.1%
Taiwan Secom Co., Ltd.	728,000	1,561,038
Taiwan-Sogo Shinkong Security Corp.	1,378,000	1,629,184

TOTAL OTHERS		3,190,222

PLASTICS — 3.2%
Plastic Industry — 3.2%
Yem Chio Co., Ltd. #	7,159,238	4,768,061

TOTAL PLASTICS		4,768,061

TEXTILES — 7.1%
Textile Industry — 7.1%
Far Eastern New Century Corp.	4,343,341	5,164,949
Makalot Industrial Co., Ltd.	1,828,000	5,568,184

TOTAL TEXTILES		10,733,133

TRANSPORTATION — 5.2%
Shipping and Transportation Industry — 5.2%
First Steamship Co., Ltd.	6,714,000	5,754,065
Taiwan High Speed Rail Corp. #*	12,597,600	2,159,291

TOTAL TRANSPORTATION		7,913,356

WHOLESALE AND RETAIL — 14.5%
Trading and Consumers’ Goods Industry — 14.5%
Mercuries & Associates, Ltd. #	9,178,175	8,624,085
PC Home Online	1,048,128	4,437,246
Taiwan Tea Corp.	8,231,000	4,306,161
Test-Rite International Co., Ltd. #	6,075,260	4,568,887

TOTAL WHOLESALE AND RETAIL		21,936,379

TOTAL COMMON STOCKS (Cost — $138,075,238)		147,758,927

TOTAL INVESTMENTS —97.6% (Cost — $138,075,238)		147,758,927

OTHER ASSETS AND LIABILITIES, NET—2.4%		3,590,877

NET ASSETS—100.0%		151,349,804

Legend:

TDR – Taiwan Depositary Receipt

US $ – United States Dollar

# A portion of this security is considered illiquid. At November 30, 2012, the value of the portion of these securities that is considered illiquid amounted to $30,051,679 which represented 19.9% of net assets.

* Non-income producing.

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)

1. Organization. The Taiwan Fund, Inc. (the “Fund”), a Delaware corporation, is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified closed-end management investment fund.

The Fund concentrates its investments in the securities listed on the Taiwan Stock Exchange. Because of this concentration, the Fund may be subject to additional certain risks not typically associated with investing in securities of U.S. companies or the U.S. government, including (1) volatility of the Taiwan securities market, (2) restrictions on repatriation of capital invested in Taiwan, (3) fluctuations in the rate of exchange between the NT Dollar and the U.S. Dollar, and (4) political and economic risks. In addition, ROC accounting, auditing, financial and other reporting standards are not equivalent to U.S. standards and, therefore, certain material disclosures may not be made, and less information may be available to investors investing in Taiwan than in the United States. There is also generally less regulation by governmental agencies and self-regulatory organizations with respect to the securities industry in Taiwan than there is in the United States.

2. Basis of Presentation. The preparation of the Schedule of Investments is in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Schedule of Investments during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Investments may differ from the value the Funds ultimately realize upon sale of the securities.

Security Valuation. All securities, including those traded over-the-counter, for which market quotations are readily available are valued at the last sales price prior to the time of determination of the Fund’s net asset value per share or, if there were no sales on such date, at the closing price quoted for such securities (but if bid and asked quotations are available, at the mean between the last current bid and asked prices, rather than such quoted closing price). These securities are generally categorized as Level 1 securities in the fair value hierarchy. In certain instances where the price determined above may not represent fair market value, the value is determined in such manner as the Board of Directors (the “Board”) may prescribe. Foreign securities may be valued at fair value according to procedures approved by the Board if the closing price is not reflective of current market values due to trading or events occurring in the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. These securities may be categorized as Level 2 or Level 3 securities in the fair value hierarchy, depending on the valuation inputs. Short-term investments, having a maturity of 60 days or less are valued at amortized cost, which approximates market value, with accrued interest or discount earned included in interest receivable.

The Fund has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

•

Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•

Level 3 – model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks^	$147,758,927	$--	$--	$147,758,927
Total	$147,758,927	$--	$--	$147,758,927

^ See schedule of investments for industry breakout.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

NOTES TO SCHEDULE OF INVESTMENTS (unaudited) (continued)

The Fund’s policy is to disclose transfers between Levels based on valuations at the end of the reporting period. As of November 30, 2012, there were no transfers between Levels 1, 2, or 3 based on the valuation input levels.

Foreign Currency Translation. The financial accounting records of the Fund are maintained in U.S. dollars. Investment securities, other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

Security Transactions. Security transactions are accounted as of the trade date.

3. Tax Basis of Investments. Cost of investments for federal income tax purposes is substantially the same as for financial statement purposes. At November 30, 2012, the aggregate cost basis of the Fund’s investment securities for financial reporting purposes was $138,075,238. Net unrealized appreciation of the Fund’s investment securities was $9,683,689 of which $23,659,368 related to appreciated investment securities and $13,975,679 related to depreciated investment securities.

ITEM 2.	CONTROLS AND PROCEDURES

(a)	The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-Q that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act (17 CFR 270.30a-2(a)), are attached as exhibits to this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE TAIWAN FUND, INC.

By:	/s/ Jamie Skinner
Jamie Skinner President of The Taiwan Fund, Inc.

Date: January 18, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jamie Skinner
Jamie Skinner President of The Taiwan Fund, Inc.

Date: January 18, 2013

By:	/s/ Cynthia Morse-Griffin
Cynthia Morse-Griffin Treasurer of The Taiwan Fund, Inc.

Date: January 18, 2013